Schedule Of Restricted Stock Unit Activity (Detail) (Restricted Stock Units (RSUs) [Member], USD $) In Thousands, except Share data, unless otherwise specified	3 Months Ended	12 Months Ended
	Mar. 31, 2014	Dec. 31, 2013
Restricted Stock Units (RSUs) [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Outstanding, Beginning balance, Units	0
Restricted stock units granted, Units	90,000
Restricted stock units vested, Units	0
Restricted stock units forfeited, Units	0
Outstanding, Ending balance, Units	90,000	0
Outstanding, Beginning balance, Weighted-Average Grant-Date Fair Value	$ 0
Restricted stock units granted, Weighted-Average Grant-Date Fair Value	$ 27.41
Restricted stock units vested, Weighted-Average Grant-Date Fair Value	$ 0
Restricted stock units forfeited, Weighted-Average Grant-Date Fair Value	$ 0
Outstanding, Ending balance, Weighted-Average Grant-Date Fair Value	$ 27.41	$ 0
Outstanding, Beginning balance, Weighted Average Remaining Contractual Term	3 years 9 months 18 days	0 years
Outstanding, Beginning balance, Aggregate Intrinsic Value	$ 0
Outstanding, Ending balance, Aggregate Intrinsic Value	$ 3,090	$ 0